Details to the consolidated statements of cash flows (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Change in provisions and other non-current liabilities	$ 466	$ 665	$ 536	$ 847
(Gains)/losses on disposal on property, plant and equipment; intangible assets; and other adjustments on financial assets; and other non-current assets, net	(247)	(67)	(406)	(45)
Equity-settled compensation plans	267	267	570	529
Loss from associated companies	2	3	5	6
Income taxes	1,012	507	1,695	1,305
Net financial expense	479	330	872	583
Other	(8)	(3)	(18)	(6)
Total	3,377	2,954	5,868	5,666
Property, plant and equipment
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	261	245	559	462
Right-of-use assets [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	78	68	151	133
Intangible assets
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	1,061	943	1,918	1,815
Financial assets impaired [member]
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Adjustments for depreciation and amortisation expense and impairment loss (reversal of impairment loss) recognised in profit or loss	$ 6	$ (4)	$ (14)	$ 37